CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 275,772	$ 44,707	$ 27,619
Restricted cash	138	800	93
Non-current restricted cash	1,005	0	0
Total cash, cash equivalents and restricted cash	$ 276,915	$ 45,507	$ 27,712